Acquisition of the Assets of Innovative Cinema Solutions	12 Months Ended
Dec. 31, 2023
FG Group Holdings Inc [Member]
Acquisition of the Assets of Innovative Cinema Solutions

4. Acquisition of the Assets of Innovative Cinema Solutions

On November 3, 2023, Strong Technical Services, Inc. (“STS”) entered into an asset purchase agreement with Innovative Cinema Solutions, LLC (“ICS”), a full-service provider of technical services and solutions to national cinema chains. The operations of ICS are being integrated into the existing operations of STS. The purchase price included $0.2 million in cash, $0.2 million worth of Common Shares of SGE, and the issuance of a $0.5 million promissory note by STS.

The following table summarizes the fair values assigned to the net assets acquired and the liabilities assumed as part of the acquisition of ICS (in thousands):

Cash	$160
Accounts receivable	2,435
Inventory	638
Property, plant and equipment	7
Operating lease right-of-use asset	183
Other current assets	12
Total identifiable assets acquired	3,435

Accounts payable and accrued expenses	1,337
Promissory note	465
Operating lease obligation	183
Total liabilities assumed	1,985

Net assets acquired	$1,450

The value of the net assets acquired exceeded the purchase price by approximately $1.0 million. As a result, the Company recorded a gain on the bargain purchase during the year ended December 31, 2023, which is recorded within other income (expense), net on the consolidated statement of operations.

As stated in ASC 805, Business Combinations, the acquirer in a business combination has a period of time, referred to as the measurement period, to finalize the accounting for a business combination. The measurement period provides companies with a reasonable period of time to determine the value of identifiable tangible and intangible assets acquired, liabilities assumed, and the consideration transferred for the acquiree. The measurement period ends when the acquirer receives all necessary information about the facts and circumstances that existed as of the acquisition date for the provisional amounts (or otherwise learns that more information is not obtainable); however, the measurement period cannot exceed one year from the acquisition date. The Company is in the process of finalizing the acquisition purchase price and valuations of certain intangible assets; thus, the provisional measurements of intangible assets are subject to change.

Pro forma results of operations for this acquisition have not been presented because the effects on net revenues and net (loss) income were not material to the Company’s historical consolidated financial statements.

Strong Global Entertainment Inc [Member]
Acquisition of the Assets of Innovative Cinema Solutions

5. Acquisition of the Assets of Innovative Cinema Solutions

On November 3, 2023, the Company entered into an asset purchase agreement with Innovative Cinema Solutions, LLC (“ICS”), a full-service provider of technical services and solutions to national cinema chains. The operations of ICS are being integrated into the existing operations of STS. The purchase price included $0.2 million in cash, $0.2 million worth of Common Shares, and the issuance of a $0.5 million promissory note by STS.

The following table summarizes the fair values assigned to the net assets acquired and the liabilities assumed as part of the acquisition of ICS (in thousands):

Cash	$160
Accounts receivable	2,435
Inventory	638
Property, plant and equipment	7
Operating lease right-of-use asset	183
Other current assets	12
Total identifiable assets acquired	3,435

Accounts payable and accrued expenses	1,337
Promissory note	465
Operating lease obligation	183
Total liabilities assumed	1,985

Net assets acquired	$1,450

The value of the net assets acquired exceeded the purchase price by approximately $1.0 million. As a result, the Company recorded a gain on the bargain purchase during the year ended December 31, 2023, which is recorded within other income, net on the consolidated statement of operations.

As stated in ASC 805, Business Combinations, the acquirer in a business combination has a period of time, referred to as the measurement period, to finalize the accounting for a business combination. The measurement period provides companies with a reasonable period of time to determine the value of identifiable tangible and intangible assets acquired, liabilities assumed, and the consideration transferred for the acquiree. The measurement period ends when the acquirer receives all necessary information about the facts and circumstances that existed as of the acquisition date for the provisional amounts (or otherwise learns that more information is not obtainable); however, the measurement period cannot exceed one year from the acquisition date. The Company is in the process of finalizing the acquisition purchase price and valuations of certain intangible assets; thus, the provisional measurements of intangible assets are subject to change.

Pro forma results of operations for this acquisition have not been presented because the effects on net revenues and net (loss) income were not material to the Company’s historical consolidated financial statements.